PRIVATE PLACEMENT (Details) - USD ($)			5 Months Ended
	Nov. 09, 2020	Oct. 27, 2020	Dec. 31, 2020
Subsidiary, Sale of Stock [Line Items]
Proceeds from sale of warrants			$ 6,805,000
Class A common stock
Subsidiary, Sale of Stock [Line Items]
Exercise price of warrants	$ 11.50
Shares issuable per warrant	1
Private Placement
Subsidiary, Sale of Stock [Line Items]
Number of warrants issued		4,333,333
Exercise price of warrants	$ 1.50	$ 1.50
Additional units sold of shares	203,334
Proceeds from sale of warrants	$ 15,555,000	$ 6,500,000
Gross proceeds from Warrant Exercises	$ 305,000
Private Placement | Class A common stock
Subsidiary, Sale of Stock [Line Items]
Exercise price of warrants		$ 11.50